31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	R$ (8,191)	R$ (6,353)
Base scenario [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(8,191)
Probable scenario US$1=R$5.20 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(8,196)
Net effect of exchange rate fluctuation	(5)
Probable scenario appreciation 25.00% US$1= R$6.50 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(10,245)
Net effect of exchange rate fluctuation	(2,054)
Remote scenario appreciation 50.00% US$1=R$7.80 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(12,294)
Net effect of exchange rate fluctuation	(4,103)
Loans and financings [member] | Base scenario [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(7,866)
Loans and financings [member] | Probable scenario US$1=R$5.20 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(7,871)
Loans and financings [member] | Probable scenario appreciation 25.00% US$1= R$6.50 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(9,838)
Loans and financings [member] | Remote scenario appreciation 50.00% US$1=R$7.80 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(11,806)
Suppliers (itaipu binacional) [member] | Base scenario [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(325)
Suppliers (itaipu binacional) [member] | Probable scenario US$1=R$5.20 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(325)
Suppliers (itaipu binacional) [member] | Probable scenario appreciation 25.00% US$1= R$6.50 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	(407)
Suppliers (itaipu binacional) [member] | Remote scenario appreciation 50.00% US$1=R$7.80 [member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Net liabilities exposed	R$ (488)